Acqusitions of Trust and Investment Companies and Trust and Investment Management Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Transactions
Consideration paid:
Cash to be paid to WBI	$5,000
Fair value of non-controlling interest	2,700
Total consideration	$7,700

Estimated recognized amounts of identifiable assets acquired:
Cash and equivalents	$525
Premises and equipment	61
Other assets	5,617
Customer list intangible	2,300
Technology	900
Due to seller, net of discount	(6,836)
Accrued expenses	(338)
Deferred tax liability	(1,280)
Total identifiable net assets	949

Goodwill:	$6,751

Consideration paid:
Cash to be paid to WBI	$5,000
Fair value of non-controlling interest	2,700
Total consideration	$7,700

Estimated recognized amounts of identifiable assets acquired:
Cash and equivalents	$525
Premises and equipment	61
Other assets	5,617
Customer list intangible	2,300
Technology	900
Due to seller, net of discount	(6,836)
Accrued expenses	(338)
Deferred tax liability	(1,280)
Total identifiable net assets	949

Goodwill:	$6,751